Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Schedule of accounts payable and accrued liabilities [Table Text Block]
	December 31, 2024	March 31, 2024
Accounts payable	$7,983	$7,466
Accrued liabilities	2,602	1,878
Holdback payable (Note 4)	500	500
Other payable	781	760
Total	$11,866	$10,604